Summary of significant accounting policies (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Oct. 05, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Oct. 14, 2010
Deferred offering costs
Deferred offering costs included as a reduction to additional paid-in capital		$ 1,600,000		$ 1,600,000		$ 1,600,000	$ 1,600,000	$ 1,600,000	$ 1,600,000
Loss per share
Ordinary shares issued to Sponsor, shares		1,437,500		1,437,500			1,437,500	1,437,500	1,437,500
Ordinary shares issued to Sponsor, price per share		$ 0.01739		$ 0.01739			$ 0.01739	$ 0.01739	$ 0.01739	$ 10.0
Ordinary shares repurchased from Sponsor, shares	287,500
Ordinary shares repurchased from Sponsor, aggregate purchase price	1
Potentially dilutive securities
Total potentially dilutive securities		9,340,000	9,340,000	9,340,000	9,340,000	9,340,000	9,340,000	9,340,000	9,340,000
Concentration of credit risk
Federal insurance coverage amount per depositor				$ 250,000			$ 250,000
Ordinary shares subject to possible repurchase
Percentage of shareholders required to vote against the Business Combination to block the transaction				49.90%			49.90%
Number of shares required to vote against the Business Combination to block the transaction				2,295,400			2,295,400
Warrants [Member]
Potentially dilutive securities
Total potentially dilutive securities		8,940,000	8,940,000	8,940,000	8,940,000	8,940,000	8,940,000	8,940,000	8,940,000
Underwriter's options [Member]
Potentially dilutive securities
Total potentially dilutive securities		400,000	400,000	400,000	400,000	400,000	400,000	400,000	400,000